Note 11 - Share Capital (Details Textual)			12 Months Ended		24 Months Ended
	Nov. 02, 2016 USD ($) shares	Nov. 02, 2016 CAD ($) shares	Dec. 31, 2017 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 USD ($)
Statement Line Items [Line Items]
Class of Warrant or Right, Term			5
Expected dividend as percentage, warrants			0.00%
Risk free interest rate, warrants			0.68%
Expected volatility, warrants			91.37%
Issued warrants | $			$ 5,985,378	$ 2,013,747	$ 5,985,378		$ 5,985,378
At fair value [member]
Statement Line Items [Line Items]
Issued warrants			$ 5,985,378		5,985,378	$ 8,015,323
Equity units [member]
Statement Line Items [Line Items]
Total number of shares issued | shares	34,800,000	34,800,000
Weighted average share price	$ 0.269	$ 0.36
Proceeds from issuing shares	$ 9,349,254	$ 12,528,000
Number of common shares per equity unit issued	1	1
Number of common shares purchase warrants per equity unit issued	1	1
Number of common shares entitled per whole warrant	1	1
Class of Warrant or Right, Term	5	5
Brokerage fee expense	$ 654,447	$ 876,960
Share issue related cost	510,570	666,618
Warrants [member]
Statement Line Items [Line Items]
Weighted average exercise price of other equity instruments exercised or vested in share-based payment arrangement	$ 0.388	$ 0.52		$ 0.42	$ 0.51